Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Stock Option Activity

The following table summarizes the Company’s stock option activity and related information:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Life
Outstanding as of December 31, 2025	7,336,803	$0.76	$3,716,928	8.71
Granted	7,589,660	$1.31	$-	-
Exercised during period	-	$-	-	-
Forfeited	631	$0.95	$-	-
Expired	12,870	$1.15	-	-
Outstanding as of March 31, 2026	14,912,962	$1.04	$3,716,511	9.20

The following table summarizes the Company’s stock option activity and related information:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Life
Outstanding as of December 31, 2024	5,028,134	$0.57	$3,737,966	9.30
Granted	2,372,814	$1.17	$-	-
Exercised during period	891	$0.42	-	-
Forfeited	16,190	$0.97	$-	-
Expired	47,064	$1.35	-	-
Outstanding as of December 31, 2025	7,336,803	$0.76	$3,716,928	8.71

Schedule of Stock Options Valuation Assumptions

The estimated fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Years Ended December 31,
	2025	2024
Expected term of options (years)	5.00-6.65	5.00-6.12
Expected volatility (%)	39.57-45.07	45.09-45.81
Risk-free interest rate (%)	3.86	4.57
Expected dividend yield (%)	—	—

Schedule of Stock Based Compensation Expenses

Total stock-based compensation expense for the three months ended March 31, 2026 and 2025 was as follows (in thousands):

	Three Months Years Ended
	March 31, 2026	March 31, 2025
Cost of sales	15	4
Research and development	33	36
Sales and marketing	7	16
General and administrative	148	26
Total stock-based compensation expense	203	82

Total stock-based compensation expense for years ended December 31, 2025 and 2024 was as follows (in thousands):

	Years Ended December 31,
	2025	2024
Cost of sales	16	4
Research and development	100	153
Sales and marketing	22	115
General and administrative	477	689
Total stock-based compensation expense	615	961